PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

NOTE 6 - PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment, and leasehold improvements as of June 30, 2023 and December 31, 2022 consisted of the following:

	(in thousands)
	June 30, 2023	December 31, 2022

Land and Building	$7,581	$7,581
Furniture and Equipment	1,314	1,336
Computer Hardware	334	299
Leasehold Improvements	7,901	8,009
Vehicles	57	103
Construction in Progress	2,565	2,565
Subtotal	19,752	19,893
Less Accumulated Depreciation	(7,175)	(6,893)
Property, Equipment and Leasehold Improvements, Net	$12,577	$13,000

Depreciation expense related to continuing operations was $0.22 million and $0.93 million for the three months ended June 30, 2023 and 2022, respectively, and $0.43 million and $1.84 million for the six months ended June 30, 2023 and 2022, respectively.

NOTE 7 – PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment, and leasehold improvements as of December 31, 2022 and 2021 consisted of the following:

	(in thousands)
	December 31, 2022	December 31, 2021

Land and Building	$7,581	$7,787
Furniture and Equipment	1,336	3,205
Computer Hardware	299	348
Leasehold Improvements	8,009	14,357
Vehicles	103	1,027
Construction in Progress	2,565	1,832
Subtotal	19,893	28,556
Less Accumulated Depreciation	(6,893)	(5,392)
Property, Equipment and Leasehold Improvements, Net	$13,000	$23,164

Depreciation expense related to continuing operations was $3.59 million and $2.01 million for the years ended December 31, 2022 and 2021, respectively.

On January 21, 2022, the Company sold its land in Spanish Springs, Nevada for $0.45 million to an unrelated third party.